INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning		R$ 10,788,054	R$ 7,657,050	R$ 7,316,794
Effect of foreign exchange differences		(52,216)	(3,800)
Acquisitions and expenditures		78,238	3,329
Transfer of property, plant and equipment		101,449	29,840
Amortization		(154,883)	(102,480)
Disposals			(63)
Transfers to other asset categories		(101,449)
Business Combination Elizabeth			413,430
Consolidation of acquired companies			3,158,416
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		12,051,227	8,707,918	8,263,532
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(1,153,843)	(941,538)	(837,408)
Adjustment For Accumulated Recoverable Value [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(109,330)	(109,330)	(109,330)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		4,131,483	3,729,236	3,606,156
Transfers to other asset categories			39,814
Business Combination Elizabeth			83,266
Consolidation of acquired companies			402,247
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		4,371,890	3,969,643	3,846,563
Goodwill [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(131,077)	(131,077)	(131,077)
Goodwill [member] | Adjustment For Accumulated Recoverable Value [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(109,330)	(109,330)	(109,330)
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		152,484	207,912	278,041
Effect of foreign exchange differences		(26,059)	(1,835)
Amortization		(63,351)	(68,294)
Consolidation of acquired companies			33,982
Customer-related intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		753,307	816,206	823,540
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(600,823)	(608,294)	(545,499)
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		87,846	66,440	45,665
Effect of foreign exchange differences		(544)	(24)
Acquisitions and expenditures		830	3,302
Transfer of property, plant and equipment		30,456	29,840
Amortization		(15,344)	(12,343)
Consolidation of acquired companies			6,008
Technology-based intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		296,456	221,712	182,059
Technology-based intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(208,610)	(155,272)	(136,394)
Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		225,187	213,609	215,532
Effect of foreign exchange differences		(25,399)	(1,923)
Amortization		(1,393)
Consolidation of acquired companies			38,370
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		226,581	213,609	215,532
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(1,394)
Licences [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	[1]	6,188,654	3,437,883	3,169,349
Acquisitions and expenditures	[1]	76,764	27
Transfer of property, plant and equipment	[1]	70,993
Amortization	[1]	(74,795)	(21,843)
Transfers to other asset categories	[1]		(39,814)
Business Combination Elizabeth	[1]		330,164
Consolidation of acquired companies	[1]		2,677,809
Licences [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	[1]	6,400,593	3,484,778	3,193,787
Licences [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	[1]	(211,939)	(46,895)	(24,438)
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		2,400	1,970	2,051
Effect of foreign exchange differences		(214)	(18)
Acquisitions and expenditures		644
Disposals			(63)
Other intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		R$ 2,400	R$ 1,970	R$ 2,051

[1]	Comprised mainly of: (i) mining rights whose amortization is based on production volume and (ii) Concession agreement for the use of water resources in the acquisition of control of CEEE-G, amortized over the agreement term (note 3.c).